financial instruments - Accounts receivable (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Receivable account balances - Non-current	$ 236	$ 110
Customer accounts receivable
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 2,228	1,749
Receivable account balances - Current	1,867	1,524
Receivable account balances - Non-current	361	225
Written off amounts charged to allowance for doubtful accounts still subject to enforcement	597	449
Accounts receivable written off directly to doubtful accounts expense	0
Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	796	793
Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	322	323
Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	71	69
Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	55	59
Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	984	505
Cost/Gross amount | Customer accounts receivable
Credit risk
Receivable account balances	2,368	1,804
Receivable account balances - Current	1,986	1,570
Receivable account balances - Non-current	382	234
Cost/Gross amount | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	815	803
Cost/Gross amount | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	339	331
Cost/Gross amount | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	90	74
Cost/Gross amount | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	98	73
Cost/Gross amount | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	1,026	523
Allowance for doubtful accounts | Customer accounts receivable
Credit risk
Receivable account balances	(140)	(55)	$ (53)
Receivable account balances - Current	(119)	(46)
Receivable account balances - Non-current	(21)	(9)
Allowance for doubtful accounts | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	(19)	(10)
Allowance for doubtful accounts | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	(17)	(8)
Allowance for doubtful accounts | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	(19)	(5)
Allowance for doubtful accounts | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	(43)	(14)
Allowance for doubtful accounts | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	$ (42)	$ (18)